CONCENTRATION AND RISK (Details Textual) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer D [Member]
Concentration Risk, Percentage	[1]		11.00%
Supplier J [Member]
Concentration Risk, Percentage	[1]		60.00%
CHINA
Amount deposited in major financial institutions		$ 80,073	$ 8
HONG KONG
Amount deposited in major financial institutions		$ 35,367	$ 848,514
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage		10.00%	10.00%
Accounts Payable [Member] | Supplier M [Member]
Concentration Risk, Percentage		65.00%
Accounts Payable [Member] | Supplier N [Member]
Concentration Risk, Percentage		34.00%

[1]	Less than 10%.